FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Marketing receivables with companies considered investment grade (as a percent)	77.00%
Allowance for doubtful accounts	$ 3,665	$ 3,867